Consolidated Balance Sheets - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	¥ 239,077,430	¥ 390,837,386
Short-term investment	372,375,701
Accounts receivable, net	5,617,195	9,817,292
Inventories	71,467,517	42,479,403
Prepaid expenses and other current assets	108,274,731	142,838,295
Total current assets	796,812,574	585,972,376
Non-current assets
Property and equipment, net	720,035,970	554,015,231
Intangible assets, net	96,018,313	77,593,680
Operating lease right-of-use assets	946,872,784
Other non-current assets	82,270,359	67,311,223
Total non-current assets	1,845,197,426	698,920,134
Total assets	2,642,010,000	1,284,892,510
Current liabilities
Short-term bank borrowings	407,807,493	192,055,323
Accounts payable	105,673,391	60,952,491
Contract liabilities	22,122,305	14,129,311
Amount due to related parties	22,484,963	14,073,915
Operating lease liabilities	180,468,426
Derivative financial liabilities	269,251,436
Other current liabilities	310,454,355	286,078,575
Total current liabilities	1,318,262,369	567,289,615
Non-current liabilities
Long-term bank borrowings	8,800,016	11,903,452
Contract liabilities	3,311,176	970,486
Operating lease liabilities	820,248,803
Derivative financial liabilities	19,083,004
Convertible notes, at fair value	354,080,264	318,466,215
Other non-current liabilities	7,919,952	47,167,706
Total non-current liabilities	1,213,443,215	378,507,859
Total liabilities	2,531,705,584	945,797,474
Shareholders' equity
Ordinary shares (US$0.0000094 par value, 500,000,000 shares authorized, 149,181,538 shares and 140,938,555 shares issued and outstanding as of December 31, 2022, respectively, 124,193,929 shares issued and outstanding as of December 31, 2021)	8,616	7,497
Additional paid-in capital	1,472,014,651	937,315,273
Accumulated losses	(1,380,173,392)	(637,528,160)
Accumulated other comprehensive income	17,000,825	35,743,691
Treasury shares, 8,242,983 and nil Ordinary Shares as of December 31, 2022 and 2021, respectively
Total equity attributable to shareholders of the Company	108,850,700	335,538,301
Non-controlling interests	1,453,716	3,556,735
Total shareholders' equity	110,304,416	339,095,036
Total liabilities and shareholders' equity	¥ 2,642,010,000	¥ 1,284,892,510